Capital Structure, Financial Risk and Related Items - Fair Value Measurement - Other Investments (Details) - Other investments - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Transfer into Level 3	$ 0	$ 0
Transfer to level 3	0	0
At fair value
Disclosure of Reconciliation of Financial Assets [Roll Forward]
Fair value at beginning of period	32,000,000
Fair value at end of period	37,000,000	32,000,000
At fair value | Level 3 of fair value hierarchy [member]
Disclosure of Reconciliation of Financial Assets [Roll Forward]
Fair value at beginning of period	25,000,000	13,000,000
Acquisitions	4,000,000	6,000,000
Fair value changes	(3,000,000)	6,000,000
Fair value at end of period	$ 26,000,000	$ 25,000,000